Investment in Operating Leases, Net (Schedule of Operating Leases of Lessor) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Leases, Operating [Abstract]
Operating Leases, Future Minimum Payments Receivable, Current	$ 2,942
Operating Leases, Future Minimum Payments Receivable, in Two Years	1,890
Operating Leases, Future Minimum Payments Receivable, in Three Years	733
Operating Leases, Future Minimum Payments Receivable, in Four Years	22
Operating Leases, Future Minimum Payments Receivable, Thereafter	0
Operating Leases, Future Minimum Payments Receivable	$ 5,587